Bonds (Details) - Schedule of bonds - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tren Urbano de Lima S.A. [Member]
Bonds (Details) - Schedule of bonds [Line Items]
Balance at January, 1	$ 626,697	$ 624,454	$ 618,497
Amortization	(19,848)	(16,376)	(11,582)
Accrued interest	54,918	49,013	47,615
Interest paid	(31,811)	(30,394)	(30,076)
Balance at December, 31	629,956	626,697	624,454
Red Vial 5 S.A. [Member]
Bonds (Details) - Schedule of bonds [Line Items]
Balance at January, 1	251,933	280,848	305,545
Amortization	(33,085)	(28,836)	(24,820)
Capitalized interest	19,744	22,315	24,619
Interest paid	(19,908)	(22,394)	(24,496)
Balance at December, 31	218,684	251,933	280,848
Cumbra Peru S.A. [Member]
Bonds (Details) - Schedule of bonds [Line Items]
Balance at January, 1	26,282	27,457
Additions			25,871
Amortization	(3,812)	(3,687)	(1,579)
Exchange difference	(1,030)	2,561	2,153
Accrued interest	1,858	2,219	2,152
Interest paid	(2,025)	(2,268)	(1,140)
Balance at December, 31	$ 21,273	$ 26,282	$ 27,457